Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Schedule of income tax expense [Table Text Block]
($000s)	2019	2018
Current tax expense	-	72
Deferred tax expense	(697)	4,895
	(697)	4,967
($000s)	2019	2018
Share issuance costs	166	204

Schedule of reconciliation of the effective rate of income tax [Table Text Block]
($000s)	2019	2018
Loss before income taxes	(12,310)	(14,973)
	26.60%	26.70%
Tax expense calculated
Using statutory rates	(3,274)	(3,998)
Non-deductible items	1,113	(298)
Difference in foreign tax rates	11	50
Change in deferred tax rates	(89)	2
Movement in tax benefits not recognized	(395)	1,752
Renouncement of flow-through expenditures	1,904	7,538
Other	33	(79)
Income tax expense	(697)	4,967

Schedule of deferred income tax assets and liabilities [Table Text Block]
($000s)	December 31, 2019	December 31, 2018
Deferred tax assets
Property and equipment	68	65
Provision for reclamation liabilities	70	70
Financing costs	622	818
Non-capital loss carryforwards	25,347	22,547

Deferred tax liabilities
Mineral interests	(48,533)	(46,789)
	(22,426)	(23,289)

Schedule of unrecognized deferred tax assets [Table Text Block]
($000s)	December 31, 2019	December 31, 2018
Marketable securities	227	352
Loss carryforwards	869	874
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	200	215
Provision for reclamation liabilities	1,183	1,507

Schedule of income tax attributes [Table Text Block]
	($000s)	Expiry date
Canadian non-capital losses	95,394	2039
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	207,840	Indefinite

US non-capital losses	336	2039
US capital losses	1,674	2023
US tax basis of mineral interest	8,018	Indefinite